Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Notes due 2036
Amount Registered	500,000,000
Proposed Maximum Offering Price per Unit | shares	0.997
Maximum Aggregate Offering Price	$ 498,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,842.85
Offering Note

(1)
Calculated in accordance with Rule 457(r) of the Securities Act of 1933. This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the Registration Statement on Form S-3ASR (File No. 333-289263).